Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Composition
	June 30, 2024	December 31, 2023	Weighted average amortization
	Unaudited	Audited	period
Cost:
Customer relationship	$1,032	1,032	7-8.84
Suppliers’ relationship*	760	760	8.84
Non-competition	270	270	4
	2,062	2,062
Accumulated amortization and impairments:
Customer relationship	811	793
Suppliers’ relationship	107	64
Non-competition	161	127
	1,079	984

Amortized cost	$983	1,078
*	On July 7, 2013, the Company entered into a profit-sharing agreement with Proteus Ltd, providing for the joint market and sale of certain products.